Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Schedule of balance sheet on pro forma basis

	As of December 31, 2019
	Audited		equity financing	Pro Forma
Cash and cash equivalents		$22,834	7,168,195	7,191,029
Total Current Liabilities		$3,233,112		3,233,112
Stockholders' equity	$
Class A Common Shares,		18,285	30,015	48,300
Class B Common Shares		30,345	-	30,345
Additional paid-in capital		40,833,249	7,138,180	47,971,429
Accumulated deficit		(44,607,198)		(44,607,198)
Accumulated other comprehensive income		2,436,530		2,436,530
Total shareholders' (deficit) equity		$(1,288,789)		5,879,406
Total capitalization		$(1,288,789)		5,879,406